Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 29, 2019	Mar. 19, 2019	Jun. 30, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Description of trust account			The closing of the Initial Public Offering, an amount of $300,150,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and invested only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940 and that invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds held outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.	The closing of the Initial Public Offering, an amount of $300,150,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the "Trust Account"), and invested only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940 and that invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds held outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.
Description of business combination			(i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units (the "Public Shares" ) sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company's certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of the Public Shares if it does not complete the Initial Business Combination by March 19, 2021 (the "Combination Period"); and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company's creditors, if any, which could have priority over the claims of the Company's public stockholders.	(i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units (the "Public Shares" ) sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company's certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of the Public Shares if it does not complete the Initial Business Combination by March 19, 2021 (the "Combination Period"); and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company's creditors, if any, which could have priority over the claims of the Company's public stockholders.
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Tangible assets business combination			$ 5,000,001	$ 5,000,001
Business combination fair value of assets held in trust account, percentage			80.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Consummated the initial public offering		26,100,000
Generating gross proceeds		$ 261,000,000
Share price unit		$ 10.00
Description of trust account			Transaction costs amounted to $17,082,640, consisting of $6,003,000 of underwriting fees, $10,505,250 of deferred underwriting fees and $574,390 of other offering costs. In addition, as of June 30, 2020, cash of $60,978 was held outside of the Trust Account (as defined below) and is available for working capital purposes.	Transaction costs amounted to $17,082,640, consisting of $6,003,000 of underwriting fees, $10,505,250 of deferred underwriting fees and $574,390 of other offering costs. In addition, as of December 31, 2019, cash of $138,533 was held outside of the Trust Account (as defined below) and is available for working capital purposes.
Business combination fair value of assets held in trust account, percentage			80.00%
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Consummated the initial public offering		7,720,000	7,720,000
Generating gross proceeds		$ 7,720,000	$ 7,720,000
Share price unit		$ 1.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Description of underwriters' election	In connection with the underwriters' election to fully exercise their over-allotment option, the Company sold an additional 3,915,000 Units at $10.00 per Unit and sold an additional 783,000 Private Placement Warrants at $1.00 per Private Placement Warrant, generating total gross proceeds of $39,933,000. Following such closing, an additional $39,150,000 of net proceeds ($10.00 per Unit) was deposited in the Trust Account, resulting in $300,150,000 ($10.00 per Unit) held in the Trust Account.